CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
REVENUES:
Sales of licenses	$ 3,942	$ 5,397	$ 4,613
Services	16,986	19,623	13,867
Revenues, Total	20,928	25,020	18,480
COST OF REVENUES
Cost of sales of licenses	418	488	421
Cost of services	8,212	9,462	7,450
Cost of Revenue, Total	8,630	9,950	7,871
GROSS PROFIT	12,298	15,070	10,609
RESEARCH AND DEVELOPMENT EXPENSES	2,943	4,539	5,030
SELLING AND MARKETING EXPENSES	1,173	1,140	1,694
GENERAL AND ADMINISTRATIVE EXPENSES	1,766	1,934	1,726
OPERATING INCOME	6,416	7,457	2,159
FINANCIAL INCOME (EXPENSES) - net	(114)	(306)	163
INCOME BEFORE TAXES ON INCOME	6,302	7,151	2,322
TAXES ON INCOME	1,284	1,668	137
NET INCOME FOR THE YEAR	$ 5,018	$ 5,483	$ 2,185
EARNINGS PER ORDINARY SHARE -
Basic and diluted (in dollars per share)	$ 0.26	$ 0.29	$ 0.12
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES USED IN COMPUTATION OF EARNINGS PER ORDINARY SHARE - IN THOUSANDS
Basic (in shares)	19,183	18,949	18,869
Diluted (in shares)	19,283	19,032	18,890